Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000102799
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class A
Trading Symbol	SQMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%

Gross expense ratio as of the latest prospectus: 0.96%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.65% (unadjusted for sales charges) for the period ended March 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.29% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 4.53%.

Performance for municipal bonds over the 12 months was positive despite being challenged by record high levels of new issue supply for much of the period. This elevated supply was largely offset by strong demand for municipals from tax-free exchange-traded funds and separate accounts. The municipal curve steepened over the 12 months, as yields finished lower for short and intermediate maturity issues but ended the period higher for longer maturities. As bond prices move in the opposite direction of yields, longer maturity municipal bonds underperformed the broader market.

The Fund’s positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as compared to the Bloomberg Massachusetts Exempt Municipal Index, as prices for longer-term municipal bonds were pressured by rising yields.

The Fund was overweight in issues rated BBB and below-investment grade, weighing on returns as some lower quality segments of the municipal market underperformed. In sector terms, the Fund was overweight in senior living and higher education bonds, which proved additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class A	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
'16	$9,725	$10,000	$10,000
'16	$9,804	$10,074	$10,071
'16	$9,830	$10,101	$10,092
'16	$9,982	$10,261	$10,260
'16	$9,968	$10,268	$10,267
'16	$9,980	$10,282	$10,266
'16	$9,920	$10,230	$10,208
'16	$9,819	$10,123	$10,105
'16	$9,476	$9,745	$9,694
'16	$9,570	$9,860	$9,823
'17	$9,602	$9,925	$9,884
'17	$9,661	$9,994	$9,953
'17	$9,686	$10,015	$9,975
'17	$9,745	$10,088	$10,045
'17	$9,886	$10,248	$10,211
'17	$9,858	$10,211	$10,166
'17	$9,916	$10,294	$10,243
'17	$9,980	$10,372	$10,323
'17	$9,935	$10,320	$10,249
'17	$9,944	$10,345	$10,272
'17	$9,906	$10,289	$10,219
'17	$10,019	$10,397	$10,324
'18	$9,889	$10,275	$10,187
'18	$9,844	$10,244	$10,154
'18	$9,881	$10,282	$10,201
'18	$9,834	$10,245	$10,155
'18	$9,928	$10,362	$10,268
'18	$9,931	$10,371	$10,274
'18	$9,932	$10,396	$10,295
'18	$9,940	$10,423	$10,324
'18	$9,878	$10,356	$10,247
'18	$9,801	$10,292	$10,184
'18	$9,903	$10,406	$10,311
'18	$10,026	$10,530	$10,439
'19	$10,077	$10,610	$10,510
'19	$10,137	$10,667	$10,567
'19	$10,305	$10,835	$10,728
'19	$10,350	$10,876	$10,770
'19	$10,496	$11,026	$10,906
'19	$10,528	$11,067	$10,946
'19	$10,602	$11,156	$11,033
'19	$10,792	$11,332	$11,205
'19	$10,704	$11,241	$11,119
'19	$10,704	$11,261	$11,146
'19	$10,711	$11,289	$11,167
'19	$10,739	$11,324	$11,197
'20	$10,941	$11,527	$11,396
'20	$11,094	$11,676	$11,525
'20	$10,654	$11,252	$11,224
'20	$10,488	$11,111	$11,118
'20	$10,811	$11,465	$11,484
'20	$10,898	$11,559	$11,487
'20	$11,073	$11,754	$11,675
'20	$11,009	$11,699	$11,609
'20	$11,012	$11,701	$11,617
'20	$10,986	$11,666	$11,583
'20	$11,147	$11,842	$11,740
'20	$11,210	$11,914	$11,789
'21	$11,258	$11,990	$11,843
'21	$11,051	$11,799	$11,635
'21	$11,113	$11,872	$11,713
'21	$11,229	$11,972	$11,808
'21	$11,269	$12,008	$11,826
'21	$11,295	$12,041	$11,849
'21	$11,372	$12,140	$11,945
'21	$11,328	$12,096	$11,905
'21	$11,231	$12,009	$11,808
'21	$11,217	$11,973	$11,776
'21	$11,311	$12,075	$11,879
'21	$11,320	$12,095	$11,899
'22	$11,008	$11,764	$11,561
'22	$10,943	$11,722	$11,525
'22	$10,607	$11,342	$11,160
'22	$10,240	$11,028	$10,845
'22	$10,366	$11,192	$11,013
'22	$10,161	$11,008	$10,846
'22	$10,467	$11,299	$11,117
'22	$10,208	$11,052	$10,892
'22	$9,762	$10,628	$10,478
'22	$9,658	$10,539	$10,401
'22	$10,147	$11,032	$10,879
'22	$10,106	$11,064	$10,900
'23	$10,424	$11,381	$11,197
'23	$10,171	$11,124	$10,948
'23	$10,365	$11,371	$11,197
'23	$10,347	$11,345	$11,159
'23	$10,265	$11,247	$11,059
'23	$10,350	$11,359	$11,140
'23	$10,371	$11,404	$11,177
'23	$10,265	$11,240	$11,019
'23	$9,992	$10,911	$10,708
'23	$9,870	$10,818	$10,630
'23	$10,437	$11,504	$11,253
'23	$10,684	$11,772	$11,511
'24	$10,659	$11,712	$11,460
'24	$10,666	$11,727	$11,471
'24	$10,673	$11,726	$11,468
'24	$10,542	$11,581	$11,317
'24	$10,533	$11,547	$11,271
'24	$10,687	$11,724	$11,434
'24	$10,767	$11,831	$11,553
'24	$10,856	$11,924	$11,658
'24	$10,955	$12,042	$11,773
'24	$10,815	$11,867	$11,584
'24	$10,962	$12,072	$11,797
'24	$10,821	$11,896	$11,628
'25	$10,828	$11,956	$11,657
'25	$10,928	$12,074	$11,773
'25	$10,753	$11,869	$11,561
'25	$10,671	$11,774	$11,479
'25	$10,630	$11,781	$11,482
'25	$10,698	$11,855	$11,558
'25	$10,649	$11,831	$11,537
'25	$10,726	$11,934	$11,634
'25	$10,980	$12,210	$11,898
'25	$11,100	$12,361	$12,059
'25	$11,136	$12,390	$12,094
'25	$11,147	$12,401	$12,108
'26	$11,208	$12,517	$12,201
'26	$11,365	$12,673	$12,356
'26	$11,145	$12,379	$12,085

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.65%	0.06%	1.37%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	0.80%	-0.50%	1.09%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Massachusetts Exempt Municipal Bond Index	4.53%	0.63%	1.91%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 182,014,777
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 716,326
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	182,014,777
Number of Portfolio Holdings	114
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	716,326
Modified Duration to Worst	6.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	18%
Lease Obligations	6%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	52%
A	18%
BBB	4%
BB	4%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000102801
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class C
Trading Symbol	SQMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$164	1.62%

Gross expense ratio as of the latest prospectus: 1.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 2.87% (unadjusted for sales charges) for the period ended March 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.29% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 4.53%.

Performance for municipal bonds over the 12 months was positive despite being challenged by record high levels of new issue supply for much of the period. This elevated supply was largely offset by strong demand for municipals from tax-free exchange-traded funds and separate accounts. The municipal curve steepened over the 12 months, as yields finished lower for short and intermediate maturity issues but ended the period higher for longer maturities. As bond prices move in the opposite direction of yields, longer maturity municipal bonds underperformed the broader market.

The Fund’s positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as compared to the Bloomberg Massachusetts Exempt Municipal Index, as prices for longer-term municipal bonds were pressured by rising yields.

The Fund was overweight in issues rated BBB and below-investment grade, weighing on returns as some lower quality segments of the municipal market underperformed. In sector terms, the Fund was overweight in senior living and higher education bonds, which proved additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
'16	$10,000	$10,000	$10,000
'16	$10,075	$10,074	$10,071
'16	$10,095	$10,101	$10,092
'16	$10,238	$10,261	$10,260
'16	$10,217	$10,268	$10,267
'16	$10,230	$10,282	$10,266
'16	$10,155	$10,230	$10,208
'16	$10,045	$10,123	$10,105
'16	$9,688	$9,745	$9,694
'16	$9,778	$9,860	$9,823
'17	$9,804	$9,925	$9,884
'17	$9,866	$9,994	$9,953
'17	$9,878	$10,015	$9,975
'17	$9,940	$10,088	$10,045
'17	$10,077	$10,248	$10,211
'17	$10,042	$10,211	$10,166
'17	$10,088	$10,294	$10,243
'17	$10,147	$10,372	$10,323
'17	$10,095	$10,320	$10,249
'17	$10,098	$10,345	$10,272
'17	$10,059	$10,289	$10,219
'17	$10,161	$10,397	$10,324
'18	$10,030	$10,275	$10,187
'18	$9,971	$10,244	$10,154
'18	$10,002	$10,282	$10,201
'18	$9,949	$10,245	$10,155
'18	$10,044	$10,362	$10,268
'18	$10,034	$10,371	$10,274
'18	$10,036	$10,396	$10,295
'18	$10,031	$10,423	$10,324
'18	$9,962	$10,356	$10,247
'18	$9,878	$10,292	$10,184
'18	$9,981	$10,406	$10,311
'18	$10,099	$10,530	$10,439
'19	$10,144	$10,610	$10,510
'19	$10,192	$10,667	$10,567
'19	$10,361	$10,835	$10,728
'19	$10,400	$10,876	$10,770
'19	$10,540	$11,026	$10,906
'19	$10,559	$11,067	$10,946
'19	$10,633	$11,156	$11,033
'19	$10,809	$11,332	$11,205
'19	$10,722	$11,241	$11,119
'19	$10,707	$11,261	$11,146
'19	$10,708	$11,289	$11,167
'19	$10,729	$11,324	$11,197
'20	$10,925	$11,527	$11,396
'20	$11,078	$11,676	$11,525
'20	$10,625	$11,252	$11,224
'20	$10,453	$11,111	$11,118
'20	$10,768	$11,465	$11,484
'20	$10,847	$11,559	$11,487
'20	$11,015	$11,754	$11,675
'20	$10,952	$11,699	$11,609
'20	$10,941	$11,701	$11,617
'20	$10,915	$11,666	$11,583
'20	$11,061	$11,842	$11,740
'20	$11,116	$11,914	$11,789
'21	$11,164	$11,990	$11,843
'21	$10,945	$11,799	$11,635
'21	$11,000	$11,872	$11,713
'21	$11,108	$11,972	$11,808
'21	$11,148	$12,008	$11,826
'21	$11,159	$12,041	$11,849
'21	$11,228	$12,140	$11,945
'21	$11,177	$12,096	$11,905
'21	$11,075	$12,009	$11,808
'21	$11,054	$11,973	$11,776
'21	$11,139	$12,075	$11,879
'21	$11,142	$12,095	$11,899
'22	$10,834	$11,764	$11,561
'22	$10,756	$11,722	$11,525
'22	$10,427	$11,342	$11,160
'22	$10,060	$11,028	$10,845
'22	$10,177	$11,192	$11,013
'22	$9,963	$11,008	$10,846
'22	$10,257	$11,299	$11,117
'22	$10,003	$11,052	$10,892
'22	$9,560	$10,628	$10,478
'22	$9,444	$10,539	$10,401
'22	$9,925	$11,032	$10,879
'22	$9,871	$11,064	$10,900
'23	$10,175	$11,381	$11,197
'23	$9,922	$11,124	$10,948
'23	$10,105	$11,371	$11,197
'23	$10,089	$11,345	$11,159
'23	$9,995	$11,247	$11,059
'23	$10,079	$11,359	$11,140
'23	$10,093	$11,404	$11,177
'23	$9,976	$11,240	$11,019
'23	$9,712	$10,911	$10,708
'23	$9,588	$10,818	$10,630
'23	$10,133	$11,504	$11,253
'23	$10,358	$11,772	$11,511
'24	$10,326	$11,712	$11,460
'24	$10,327	$11,727	$11,471
'24	$10,327	$11,726	$11,468
'24	$10,202	$11,581	$11,317
'24	$10,179	$11,547	$11,271
'24	$10,321	$11,724	$11,434
'24	$10,400	$11,831	$11,553
'24	$10,472	$11,924	$11,658
'24	$10,568	$12,042	$11,773
'24	$10,418	$11,867	$11,584
'24	$10,563	$12,072	$11,797
'24	$10,420	$11,896	$11,628
'25	$10,412	$11,956	$11,657
'25	$10,510	$12,074	$11,773
'25	$10,335	$11,869	$11,561
'25	$10,250	$11,774	$11,479
'25	$10,203	$11,781	$11,482
'25	$10,255	$11,855	$11,558
'25	$10,209	$11,831	$11,537
'25	$10,268	$11,934	$11,634
'25	$10,506	$12,210	$11,898
'25	$10,622	$12,361	$12,059
'25	$10,650	$12,390	$12,094
'25	$10,645	$12,401	$12,108
'26	$10,705	$12,517	$12,201
'26	$10,841	$12,673	$12,356
'26	$10,632	$12,379	$12,085

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	2.87%	-0.68%	0.61%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.87%	-0.68%	0.61%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Massachusetts Exempt Municipal Bond Index	4.53%	0.63%	1.91%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 182,014,777
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 716,326
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	182,014,777
Number of Portfolio Holdings	114
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	716,326
Modified Duration to Worst	6.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	18%
Lease Obligations	6%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	52%
A	18%
BBB	4%
BB	4%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000102802
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Class S
Trading Symbol	SCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	0.62%

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.90% for the period ended March 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.29% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 4.53%.

Performance for municipal bonds over the 12 months was positive despite being challenged by record high levels of new issue supply for much of the period. This elevated supply was largely offset by strong demand for municipals from tax-free exchange-traded funds and separate accounts. The municipal curve steepened over the 12 months, as yields finished lower for short and intermediate maturity issues but ended the period higher for longer maturities. As bond prices move in the opposite direction of yields, longer maturity municipal bonds underperformed the broader market.

The Fund’s positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as compared to the Bloomberg Massachusetts Exempt Municipal Index, as prices for longer-term municipal bonds were pressured by rising yields.

The Fund was overweight in issues rated BBB and below-investment grade, weighing on returns as some lower quality segments of the municipal market underperformed. In sector terms, the Fund was overweight in senior living and higher education bonds, which proved additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Class S	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
'16	$10,000	$10,000	$10,000
'16	$10,083	$10,074	$10,071
'16	$10,112	$10,101	$10,092
'16	$10,271	$10,261	$10,260
'16	$10,258	$10,268	$10,267
'16	$10,273	$10,282	$10,266
'16	$10,213	$10,230	$10,208
'16	$10,111	$10,123	$10,105
'16	$9,760	$9,745	$9,694
'16	$9,859	$9,860	$9,823
'17	$9,894	$9,925	$9,884
'17	$9,957	$9,994	$9,953
'17	$9,985	$10,015	$9,975
'17	$10,048	$10,088	$10,045
'17	$10,195	$10,248	$10,211
'17	$10,168	$10,211	$10,166
'17	$10,230	$10,294	$10,243
'17	$10,299	$10,372	$10,323
'17	$10,255	$10,320	$10,249
'17	$10,267	$10,345	$10,272
'17	$10,229	$10,289	$10,219
'17	$10,348	$10,397	$10,324
'18	$10,216	$10,275	$10,187
'18	$10,171	$10,244	$10,154
'18	$10,212	$10,282	$10,201
'18	$10,166	$10,245	$10,155
'18	$10,264	$10,362	$10,268
'18	$10,269	$10,371	$10,274
'18	$10,273	$10,396	$10,295
'18	$10,284	$10,423	$10,324
'18	$10,222	$10,356	$10,247
'18	$10,144	$10,292	$10,184
'18	$10,251	$10,406	$10,311
'18	$10,381	$10,530	$10,439
'19	$10,436	$10,610	$10,510
'19	$10,500	$10,667	$10,567
'19	$10,676	$10,835	$10,728
'19	$10,725	$10,876	$10,770
'19	$10,879	$11,026	$10,906
'19	$10,915	$11,067	$10,946
'19	$10,993	$11,156	$11,033
'19	$11,192	$11,332	$11,205
'19	$11,104	$11,241	$11,119
'19	$11,106	$11,261	$11,146
'19	$11,116	$11,289	$11,167
'19	$11,147	$11,324	$11,197
'20	$11,359	$11,527	$11,396
'20	$11,520	$11,676	$11,525
'20	$11,066	$11,252	$11,224
'20	$10,896	$11,111	$11,118
'20	$11,234	$11,465	$11,484
'20	$11,326	$11,559	$11,487
'20	$11,510	$11,754	$11,675
'20	$11,446	$11,699	$11,609
'20	$11,452	$11,701	$11,617
'20	$11,427	$11,666	$11,583
'20	$11,597	$11,842	$11,740
'20	$11,665	$11,914	$11,789
'21	$11,717	$11,990	$11,843
'21	$11,504	$11,799	$11,635
'21	$11,571	$11,872	$11,713
'21	$11,695	$11,972	$11,808
'21	$11,739	$12,008	$11,826
'21	$11,760	$12,041	$11,849
'21	$11,851	$12,140	$11,945
'21	$11,807	$12,096	$11,905
'21	$11,709	$12,009	$11,808
'21	$11,697	$11,973	$11,776
'21	$11,797	$12,075	$11,879
'21	$11,809	$12,095	$11,899
'22	$11,486	$11,764	$11,561
'22	$11,420	$11,722	$11,525
'22	$11,072	$11,342	$11,160
'22	$10,691	$11,028	$10,845
'22	$10,825	$11,192	$11,013
'22	$10,605	$11,008	$10,846
'22	$10,936	$11,299	$11,117
'22	$10,667	$11,052	$10,892
'22	$10,203	$10,628	$10,478
'22	$10,088	$10,539	$10,401
'22	$10,610	$11,032	$10,879
'22	$10,569	$11,064	$10,900
'23	$10,904	$11,381	$11,197
'23	$10,642	$11,124	$10,948
'23	$10,847	$11,371	$11,197
'23	$10,830	$11,345	$11,159
'23	$10,746	$11,247	$11,059
'23	$10,838	$11,359	$11,140
'23	$10,862	$11,404	$11,177
'23	$10,753	$11,240	$11,019
'23	$10,470	$10,911	$10,708
'23	$10,344	$10,818	$10,630
'23	$10,941	$11,504	$11,253
'23	$11,202	$11,772	$11,511
'24	$11,177	$11,712	$11,460
'24	$11,187	$11,727	$11,471
'24	$11,196	$11,726	$11,468
'24	$11,062	$11,581	$11,317
'24	$11,054	$11,547	$11,271
'24	$11,218	$11,724	$11,434
'24	$11,305	$11,831	$11,553
'24	$11,401	$11,924	$11,658
'24	$11,507	$12,042	$11,773
'24	$11,362	$11,867	$11,584
'24	$11,520	$12,072	$11,797
'24	$11,374	$11,896	$11,628
'25	$11,384	$11,956	$11,657
'25	$11,491	$12,074	$11,773
'25	$11,309	$11,869	$11,561
'25	$11,225	$11,774	$11,479
'25	$11,184	$11,781	$11,482
'25	$11,258	$11,855	$11,558
'25	$11,209	$11,831	$11,537
'25	$11,292	$11,934	$11,634
'25	$11,563	$12,210	$11,898
'25	$11,691	$12,361	$12,059
'25	$11,731	$12,390	$12,094
'25	$11,745	$12,401	$12,108
'26	$11,812	$12,517	$12,201
'26	$11,980	$12,673	$12,356
'26	$11,751	$12,379	$12,085

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.90%	0.31%	1.63%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Massachusetts Exempt Municipal Bond Index	4.53%	0.63%	1.91%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 182,014,777
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 716,326
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	182,014,777
Number of Portfolio Holdings	114
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	716,326
Modified Duration to Worst	6.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	18%
Lease Obligations	6%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	52%
A	18%
BBB	4%
BB	4%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]
C000223772
Shareholder Report [Line Items]
Fund Name	DWS Massachusetts Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	DMAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Massachusetts Tax-Free Fund (the "Fund") for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.62%

Gross expense ratio as of the latest prospectus: 0.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 3.90% for the period ended March 31, 2026. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 4.29% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Massachusetts Exempt Municipal Bond Index, returned 4.53%.

Performance for municipal bonds over the 12 months was positive despite being challenged by record high levels of new issue supply for much of the period. This elevated supply was largely offset by strong demand for municipals from tax-free exchange-traded funds and separate accounts. The municipal curve steepened over the 12 months, as yields finished lower for short and intermediate maturity issues but ended the period higher for longer maturities. As bond prices move in the opposite direction of yields, longer maturity municipal bonds underperformed the broader market.

The Fund’s positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as compared to the Bloomberg Massachusetts Exempt Municipal Index, as prices for longer-term municipal bonds were pressured by rising yields.

The Fund was overweight in issues rated BBB and below-investment grade, weighing on returns as some lower quality segments of the municipal market underperformed. In sector terms, the Fund was overweight in senior living and higher education bonds, which proved additive to performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Bloomberg Municipal Bond Index	Bloomberg Massachusetts Exempt Municipal Bond Index
12/1/20	$1,005,814	$1,006,100	$1,004,191
1/31/21	$1,010,326	$1,012,511	$1,008,765
2/28/21	$992,007	$996,424	$991,039
3/31/21	$997,829	$1,002,569	$997,683
4/30/21	$1,008,463	$1,010,978	$1,005,779
5/31/21	$1,012,947	$1,013,994	$1,007,354
6/30/21	$1,014,769	$1,016,778	$1,009,321
7/31/21	$1,021,935	$1,025,211	$1,017,501
8/31/21	$1,018,191	$1,021,449	$1,014,080
9/30/21	$1,009,725	$1,014,078	$1,005,781
10/31/21	$1,008,675	$1,011,113	$1,003,064
11/30/21	$1,017,309	$1,019,721	$1,011,900
12/31/21	$1,018,367	$1,021,366	$1,013,606
1/31/22	$991,157	$993,408	$984,797
2/28/22	$984,801	$989,849	$981,695
3/31/22	$955,462	$957,761	$950,582
4/30/22	$922,622	$931,270	$923,787
5/31/22	$934,171	$945,104	$938,110
6/30/22	$915,250	$929,625	$923,830
7/31/22	$943,024	$954,187	$946,973
8/31/22	$920,547	$933,275	$927,829
9/30/22	$880,563	$897,455	$892,510
10/31/22	$870,650	$889,991	$885,978
11/30/22	$915,668	$931,619	$926,670
12/31/22	$911,414	$934,286	$928,458
1/31/23	$940,296	$961,123	$953,747
2/28/23	$917,674	$939,390	$932,518
3/31/23	$935,356	$960,233	$953,731
4/30/23	$934,617	$958,039	$950,562
5/31/23	$926,714	$949,737	$942,002
6/30/23	$935,300	$959,251	$948,880
7/31/23	$937,400	$963,046	$952,094
8/31/23	$927,308	$949,182	$938,571
9/30/23	$902,848	$921,363	$912,157
10/31/23	$892,022	$913,522	$905,437
11/30/23	$944,173	$971,514	$958,512
12/31/23	$965,987	$994,094	$980,554
1/31/24	$963,855	$989,017	$976,215
2/29/24	$964,748	$990,287	$977,076
3/31/24	$965,600	$990,256	$976,874
4/30/24	$954,001	$977,992	$964,023
5/31/24	$953,355	$975,123	$960,106
6/30/24	$967,482	$990,070	$973,980
7/31/24	$975,730	$999,094	$984,100
8/31/24	$983,279	$1,006,974	$993,028
9/30/24	$992,399	$1,016,926	$1,002,828
10/31/24	$979,924	$1,002,098	$986,740
11/30/24	$993,477	$1,019,408	$1,004,898
12/31/24	$981,648	$1,004,567	$990,497
1/31/25	$981,765	$1,009,602	$992,987
2/28/25	$991,757	$1,019,612	$1,002,809
3/31/25	$975,366	$1,002,332	$984,802
4/30/25	$968,086	$994,257	$977,775
5/31/25	$964,559	$994,895	$978,031
6/30/25	$970,933	$1,001,089	$984,543
7/31/25	$966,675	$999,067	$982,761
8/31/25	$973,892	$1,007,751	$991,014
9/30/25	$997,210	$1,031,089	$1,013,471
10/31/25	$1,009,062	$1,043,877	$1,027,166
11/30/25	$1,012,537	$1,046,271	$1,030,191
12/31/25	$1,012,935	$1,047,213	$1,031,401
1/31/26	$1,019,531	$1,057,041	$1,039,311
2/28/26	$1,033,212	$1,070,215	$1,052,538
3/31/26	$1,013,438	$1,045,358	$1,029,420

Average Annual Return [Table Text Block]
Table Summary
Class/Index	1-Year	5-Year	Since Inception 12/1/20
Institutional Class No Sales Charge	3.90%	0.31%	0.25%
Bloomberg Municipal Bond Index	4.29%	0.84%	0.84%
Bloomberg Massachusetts Exempt Municipal Bond Index	4.53%	0.63%	0.55%

Performance Inception Date	Dec. 01, 2020
No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 182,014,777
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 716,326
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	182,014,777
Number of Portfolio Holdings	114
Portfolio Turnover Rate (%)	38
Total Net Advisory Fees Paid ($)	716,326
Modified Duration to Worst	6.8 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	18%
Lease Obligations	6%
Variable Rate Demand Notes	3%
Other Assets and Liabilities, Net	(2%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	13%
AA	52%
A	18%
BBB	4%
BB	4%
Not Rated	5%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Material Fund Change [Text Block]